Segment Information (Revenues And Gross Profit From Foreign Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
CONTRACT REVENUES	$ 767,585	$ 856,878	$ 806,831
Costs of contract revenues	(681,197)	(760,955)	(714,335)
GROSS PROFIT	86,388	95,923	92,496
Foreign [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
CONTRACT REVENUES	59,413	139,945	155,000
Costs of contract revenues	(66,729)	(105,951)	(118,682)
GROSS PROFIT	$ (7,316)	$ 33,994	$ 36,318